Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental cash flow information from collateralized securities received
The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds as follows:

	For the years ended December 31,
($ in millions)	2018	2017	2016
Net change in proceeds managed
Net change in fixed income securities	$234	$259	$(584)
Net change in short-term investments	(568)	(255)	295
Operating cash flow (used) provided	(334)	4	(289)
Net change in cash	—	1	—
Net change in proceeds managed	$(334)	$5	$(289)

Cash flows from operating activities
Net change in liabilities
Liabilities for collateral, beginning of year	$(1,124)	$(1,129)	$(840)
Liabilities for collateral, end of year	(1,458)	(1,124)	(1,129)
Operating cash flow provided (used)	$334	$(5)	$289